Stock-Based Incentive Plan (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Under Option - Outstanding at beginning of period	23,599,256	23,840,049	26,268,678
Weighted Average Exercise Price per Share - Outstanding at beginning of period	$ 17.42	$ 15.99	$ 15.22
Number of Shares Under Option - Options granted	3,130,843	4,943,178	2,575,039
Weighted Average Exercise Price per Share - Options granted	$ 23.37	$ 22.40	$ 20.47
Number of Shares Under Option - Options exercised	(9,360,396)	(4,514,170)	(3,900,514)
Weighted Average Exercise Price per Share - Options exercised	$ 15.40	$ 15.09	$ 14.03
Number of Shares Under Option - Options forfeited	(753,086)	(669,801)	(1,103,154)
Weighted Average Exercise Price per Share - Options forfeited	$ 20.24	$ 19.05	$ 15.09
Number of Shares Under Option - Outstanding at end of period	16,616,617	23,599,256	23,840,049
Weighted Average Exercise Price per Share - Outstanding at end of period	$ 19.54	$ 17.42	$ 15.99
Number of Shares Under Option - Vested and expected to vest at December 31, 2012	15,605,011
Weighted Average Exercise Price per Share - Vested and expected to vest at December 31, 2012	$ 19.40
Number of Shares Under Option - Options exercisable at December 31, 2012	9,372,970
Weighted Average Exercise Price per Share - Options exercisable at December 31, 2012	$ 17.57